Ascendant Balanced Fund

Class	A	shares	ATBAX
Class	C	shares	ATBTX
Class	I	shares	ATBIX

Ascendant Natural Resources Fund

Class	A	shares	NRGAX
Class	C	shares	NRGCX
Class	I	shares	NRGIX

Ascendant MultiCap Equity Fund

Class	A	shares	AEQAX
Class	C	shares	AEQCX
Class	I	shares	AEQIX

PROSPECTUS

June 15, 2011

As Revised July 19, 2011

Advised by:

Ascendant Advisors, LLC
Four Oaks Place

1330 Post Oak Blvd, Suite 1550

Houston, Texas 77056

www.ascendantfunds.com                                                                 1-855-5ASCEND

 (1-855-527-2363)

This Prospectus provides important information about the Funds that you should know before investing.  Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

FUND SUMMARIES	1
Ascendant Balanced Fund	1
Ascendant Natural Resources Fund	4
Ascendant MultiCap Equity Fund	8
ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS	11
Investment Objective	11
Principal Investment Strategies	11
Principal Investment Risks	12
Temporary Investments	15
Portfolio Holdings Disclosure	16
MANAGEMENT	16
Investment Adviser	16
Portfolio Manager	17
HOW SHARES ARE PRICED	18
HOW TO PURCHASE SHARES	19
HOW TO REDEEM SHARES	25
FREQUENT PURCHASES AND REDEMPTIONS OF SHARES	28
TAX STATUS, DIVIDENDS AND DISTRIBUTIONS	29
DISTRIBUTION OF SHARES	30
Distributor	30
Distribution Fees	31
HOUSEHOLDING	31
FINANCIAL HIGHLIGHTS	32
Notice of Privacy Policy & Practices	33

FUND SUMMARY: Ascendant Balanced Fund

Investment Objective:  The Fund seeks total return from income and growth of capital.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 20 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee (as a % of amount redeemed if held less than 30 days)	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.10%	1.10%	1.10%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses (1)	0.38%	0.38%	0.38%
Total Annual Fund Operating Expenses	1.73%	2.48%	1.48%

(1)

Based on estimated amounts for the current fiscal year.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years
A	$741	$1,089
C	$251	$773
I	$151	$468

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies:  Under normal market conditions, the Fund invests at least 25% of its assets in common stocks and at least 25% of its assets in fixed income securities.  The Fund invests in common stocks without restriction as to issuer capitalization or country.  The Fund defines fixed income securities as bills, notes, bonds, similar debt obligations and convertible debt issued by the United States Government its agencies or instrumentalities or U.S. or foreign corporations.  The Fund's straight fixed income investments are primarily investment grade credit quality.  The Fund defines investment grade fixed income securities as those rated, at the time purchased, in the top four categories by a rating agency such as Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P"), or, if unrated, determined to be of comparable quality.  However, convertible bonds are purchased without restriction as to credit quality, including those with below investment grade credit quality, commonly know as "junk bonds".  Fixed income securities are purchased without restriction as to maturity, individual issuer country or capitalization.

The adviser selects common stocks from the stocks listed on the major US exchanges with, generally, at least five years of historical financial data, including American depositary receipts ("ADRs") representing common stocks of foreign issuers.  The adviser's selection process is primarily based on a bottom up, quantitative process utilizing a broad array of technical and fundamental data items developed through 40 years of proprietary research and statistical modeling.  These data items consider fundamental measures including: stock valuation based on price to earnings ratio, balance sheet leverage, and relative-to-industry earnings.  Based on this analysis, companies and industries are ranked based on prospects for relative price performance over various time horizons.  The adviser also evaluates the most attractive common stocks using qualitative considerations, such as the experience of a company's management, to select securities.  The adviser also uses market cycle analysis as a tool to guide portfolio allocation and repositioning.

The adviser selects fixed income securities with the highest yield and/or expected capital appreciation among peers of the same credit rating, maturity and issuer type.  The adviser's selection process for corporate bonds uses multi-factor equity models to evaluate company and industry prospects and further screens based on credit rating and portfolio duration.  Government securities are selected in a similar manner and Treasury Inflation Protected Securities (TIPS) may be utilized for inflation protection.  Convertible securities, like other corporate bonds, are also evaluated based on multifactor equity models to evaluate an issuer's equity prospects and further screens include yield to maturity, maturity date and conversion parity.

The adviser may sell a security based on its performance, new research or when the underlying investment thesis has deteriorated.

Principal Investment Risks:  As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

•

Convertible Bond Risk.  Convertible bonds are hybrid securities that have characteristics of both fixed income securities and common stocks and are subject to risks associated with both debt and equity securities.

•

Credit Risk.  Issuers of fixed income securities may suffer from a reduced ability to repay their interest and principal obligations.  They may even default on interest and/or principal payments owed to the Fund.  An increase in credit risk or a default will likely cause the value of Fund fixed income securities to decline.  Issuers with lower credit quality, such as junk bonds issuers, are more susceptible to economic or industry downturns and are more likely to default.

•

Equity Market Risk. Equity markets can be volatile. In other words, the prices of common stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

•

Foreign Risk.  Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies.  The values of foreign issuer common stocks and ADRs may be affected by changes in exchange control regulations, application of foreign tax laws, changes in governmental administration or economic or monetary policy.

•

Interest Rate Risk.  In general, the price of a fixed income security falls when interest rates rise.  Fixed income securities have varying levels of sensitivity to changes in interest rates.  Securities with longer maturities may be more sensitive to interest rate changes.

•

Issuer-Specific Risk.  The value of a specific common stock can be more volatile than the market as a whole and can perform differently from the market as a whole.

•

Limited History of Operations Risk.  The Fund is a new mutual fund and has a limited history of operation.

•

Management Risk.  The adviser's judgments about the attractiveness and potential appreciation of a common stock may prove to be inaccurate and may not produce the desired results.

•

No History of Mutual Fund Management.  The Fund's adviser has not previously managed a mutual fund.

•

Small and Medium Capitalization Company Risk.  The value of small or medium capitalization company securities may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Performance:  Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus.  Updated performance information will be available at no cost by visiting www.ascendantfunds.com or by calling 1-855-527-2363

Investment Adviser:  Ascendant Advisors, LLC.

Portfolio Managers:  Todd Smurl, CFA, President of the adviser, has served the Fund as its Portfolio Manager since it commenced operations in 2011.

Purchase and Sale of Fund Shares:  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open for trading by written request, telephone, website or through Fund-approved financial intermediaries.  The minimum initial and subsequent investment in Class A or Class C shares is $1,000 and $100.  The minimum initial and subsequent investment in Class I shares is $1,000,000 and $25,000.

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan.  However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY: Ascendant Natural Resources Fund

Investment Objective:  The Fund seeks growth of capital.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 20 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee (as a % of amount redeemed if held less than 30 days)	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.35%	1.35%	1.35%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses (1)	0.35%	0.35%	0.35%
Total Annual Fund Operating Expenses	1.95%	2.70%	1.70%

(1)

Based on estimated amounts for the current fiscal year.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years
A	$762	$1,152
C	$273	$838
I	$173	$536

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies:  Under normal market conditions, the Fund invests at least 80% of its assets in the common stock of natural resource companies.  The Fund defines natural resource companies as those in businesses that are primarily related to (i.e. have a majority of their assets in, or revenues or profits from) oil, gas, metals, forest products, agriculture, chemicals, commodities or other natural resources, including mining, refining or processing.  The Fund invests without restriction as to issuer capitalization or country.

The adviser selects natural resource common stocks from the stocks listed on the major US exchanges with, generally, at least five years of historical financial data, including American depositary receipts ("ADRs") representing common stocks of foreign issuers.  The adviser's selection process is primarily based on a bottom up, quantitative process utilizing a broad array of technical and fundamental data items developed through 40 years of proprietary research and statistical analysis.  These data items consider fundamental measures including: stock valuation based on price to earnings ratio, balance sheet leverage, and relative-to-industry earnings.  Based on this analysis, companies and industries are ranked based on prospects for relative price performance over various time horizons.  The adviser also evaluates the most attractive common stocks using qualitative considerations, such as the experience of a company's management, to select securities.

The adviser may sell a security based on its performance, new research or when the underlying investment thesis has deteriorated.

Principal Investment Risks:  As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

•

Equity Market Risk. Equity markets can be volatile. In other words, the prices of common stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

•

Foreign Risk.  Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies.  The values of foreign issuer common stocks and ADRs may be affected by changes in exchange control regulations, application of foreign tax laws, changes in governmental administration or economic or monetary policy.

•

Issuer-Specific Risk.  The value of a specific common stock can be more volatile than the market as a whole and can perform differently from the market as a whole.

•

Limited History of Operations Risk.  The Fund is a new mutual fund and has a limited history of operation.

•

Management Risk.  The adviser's judgments about the attractiveness and potential appreciation of a common stock may prove to be inaccurate and may not produce the desired results.

•

Natural Resource Risk.  The Fund's exposure to companies primarily engaged in the natural resource markets may subject the Fund to greater volatility than investments in a wider variety of industries.  Natural resource companies may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

•

No History of Mutual Fund Management.  The Fund's adviser has not previously managed a mutual fund.

•

Small and Medium Capitalization Company Risk.  The value of small or medium capitalization company common stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Performance:  Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus.  Updated performance information will be available at no cost by visiting www.ascendantfunds.com or by calling 1-855-527-2363

Investment Adviser:  Ascendant Advisors, LLC.

Portfolio Managers:  Todd Smurl, CFA, President of the adviser, has served the Fund as its Portfolio Manager since it commenced operations in 2011.

Purchase and Sale of Fund Shares:  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open for trading by written request, telephone, website or through Fund-approved financial intermediaries.  The minimum initial and subsequent investment in Class A or Class C shares is $1,000 and $100.  The minimum initial and subsequent investment in Class I shares is $1,000,000 and $25,000.

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan.  However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY: Ascendant MultiCap Equity Fund

Investment Objective:  The Fund seeks growth of capital.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 20 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee (as a % of amount redeemed if held less than 30 days)	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.15%	1.15%	1.15%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses (1)	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses	1.65%	2.40%	1.40%

(1)

Based on estimated amounts for the current fiscal year.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years
A	$733	$1,065
C	$243	$748
I	$143	$443

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies:  Under normal market conditions, the Fund invests at least 80% of its assets in equity securities.  The Fund defines equity securities as common stocks of domestic or foreign companies.  The Fund invests without restriction as to issuer capitalization or country.

The adviser selects common stocks from the stocks listed on the major US exchanges with, generally, at least five years of historical financial data, including American depositary receipts ("ADRs") representing common stocks of foreign issuers.  The adviser's selection process is primarily based on a bottom up, quantitative process utilizing a broad array of technical and fundamental data items developed through 40 years of proprietary research.  These data items include fundamental measures including: stock valuation based on price to earnings ratio, balance sheet leverage, and relative-to-industry earnings.  Based on this analysis, companies and industries are ranked based on prospects for relative price performance over various time horizons.  The adviser also evaluates the most attractive common stocks using qualitative considerations, such as the experience of a company's management, to select securities.  The adviser also uses market cycle analysis as a tool to guide portfolio allocation and repositioning.

The adviser may sell a security based on its performance, new research or when the underlying investment thesis has deteriorated.

Principal Investment Risks:  As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

•

Equity Market Risk. Equity markets can be volatile. In other words, the prices of common stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

•

Foreign Risk.  Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies.  The values of foreign issuer common stocks and ADRs may be affected by changes in exchange control regulations, application of foreign tax laws, changes in governmental administration or economic or monetary policy.

•

Issuer-Specific Risk.  The value of a specific common stock can be more volatile than the market as a whole and can perform differently from the market as a whole.

•

Limited History of Operations Risk.  The Fund is a new mutual fund and has a limited history of operation.

•

Management Risk.  The adviser's judgments about the attractiveness and potential appreciation of a common stock may prove to be inaccurate and may not produce the desired results.

•

No History of Mutual Fund Management.  The Fund's adviser has not previously managed a mutual fund.

•

Small and Medium Capitalization Company Risk.  The value of small or medium capitalization company common stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Performance:  Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus.  Updated performance information will be available at no cost by visiting www. ascendantfunds.com or by calling 1-855-527-2363

Investment Adviser:  Ascendant Advisors, LLC.

Portfolio Managers:  Todd Smurl, CFA, President of the adviser, has served the Fund as its Portfolio Manager since it commenced operations in 2011.

Purchase and Sale of Fund Shares:  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open for trading by written request, telephone, website or through Fund-approved financial intermediaries.  The minimum initial and subsequent investment in Class A or Class C shares is $1,000 and $100.  The minimum initial and subsequent investment in Class I shares is $1,000,000 and $25,000.

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan.  However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

INVESTMENT OBJECTIVE

Fund	Investment Objective
Ascendant Balanced Fund	The Fund seeks total return from income and growth of capital.
Ascendant Natural Resources Fund	The Fund seeks growth of capital.
Ascendant MultiCap Equity Fund	The Fund seeks growth of capital.

Each Fund's investment objective and percent-of-assets investment policies are non-fundamental policies and may be changed by the Funds' Board of Trustees without shareholder approval upon 60 days written notice to shareholders.  However, the Ascendant Natural Resources Fund may not reduce its percent-of-assets investment policy below 25% without also receiving shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

The adviser believes that no single investment philosophy is permanently superior, but rather styles rotate in and out of favor as the market environment changes.  This investment philosophy has remained consistent since 1970.  The adviser's investment approach is to analyze vast amounts of data to identify those securities expected to outperform the overall market during a specific time period and then methodically rotate holdings as the adviser's research identifies what it believes to be more attractive investment opportunities.  An absence of sector, style and benchmark biases leads the adviser to the construction of portfolios based strictly upon the conviction of objective research.  The adviser's goal is to consistently deliver strong, risk-adjusted returns over multiple market cycles.

The adviser selects common stocks from stocks listed on the major US exchanges with, generally, five years of historical financial data, including American depositary receipts ("ADRs") representing common stocks of foreign issuers.  The adviser's selection process is primarily based on a bottom up, quantitative process utilizing a broad array of technical and fundamental data items developed through 40 years of proprietary research.  These data items include, but are not limited to: (1) stock valuation (free cash flow, price/earnings), (2) earnings data (earnings and earnings trends), (3) dividend data, (4) debt ratios (long-term debt/equity ratio), (5) balance sheet data (book value), (6) profitability ratios, (7) intrinsic value and (8) changes in institutional ownership.  The selection process also includes an industry relative analysis of measures such as P/E and historical performance.  Based on this analysis, companies and industries are ranked based on prospects for relative price performance over various time horizons.  Although the adviser's process is primarily quantitative, the adviser also evaluates the most attractive common stocks using qualitative considerations, such as the experience of a company's management, to select securities.  In addition to conducting industry-level and company-specific analysis, the adviser also uses market cycle analysis as a tool to guide portfolio allocation and repositioning.

PRINCIPAL INVESTMENT RISKS

The risk descriptions below provide a more detailed explanation of the principal investment risks that correspond to the risks described in each Fund's Fund Summary section of this Prospectus.  The risks apply to each Fund, except as noted.

Convertible Bond Risk.  (Balanced Fund only)  Convertible bonds are hybrid securities that have characteristics of both fixed income securities and common stocks and are subject to risks associated with both debt and equity securities.

Convertible bonds are similar to fixed income securities because they usually pay a fixed interest rate and are obligated to repay principal on a given date in the future. The market value of fixed income securities tends to decline as interest rates increase and tends to increase as interest rates decline. Convertible bonds have characteristics of a fixed income security and are particularly sensitive to changes in interest rates when their conversion value is lower than the value of the bond.  Fixed income securities are also subject to credit risk, which is the risk that an issuer of a security may not be able to make principal and interest payments on the security as they become due. Fixed income securities may also be subject to prepayment or redemption risk.  If a convertible bond held by the Fund is called for redemption, the Fund will be required to surrender the security for redemption, convert it into the issuing company's common stock or cash or sell it to a third party at a time that may be unfavorable to the Fund.  The Fund may invest in convertible bonds rated less than investment grade that are sometimes referred to as "high yield" or "junk" bonds.  These securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality securities.  Lower-quality securities, such as "high yield" or "junk" bonds, present a significant risk for loss of principal and interest.  These securities offer the potential for higher return, but also involve greater risk than securities of higher quality, including an increased possibility that the issuer, obligor or guarantor may not be able to make its payments of interest and principal.  Lower credit quality high yield securities are especially sensitive to adverse economic and competitive industry conditions and may have significant default rates.  If an issuer defaults, the value of the security may decrease, and the Fund's share price may decrease.  An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell its securities.  Such securities may also be subject to resale restrictions that prohibit resale to the investing public in general.  The lack of a liquid market for these bonds could decrease the Fund's share price.

Convertible bonds have characteristics similar to common stocks especially when their conversion value approximates or exceeds the value of the bond.  The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time. Market prices of equity securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer's failure to meet the market's expectations.  Market prices of equity securities may also decline when a prominent company has disappointing results with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates.

Credit Risk. (Balanced Fund only) Issuers of fixed-income securities may default on interest and principal payments owed to the Fund. Generally, securities with lower debt ratings have speculative characteristics and have greater risk the issuer will default on its obligation. Fixed-income securities rated below the third classification by Moody's (Baa3) and S&P (BBB-) may have some speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities.  High yield fixed-income securities (also known as "junk bonds") are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations.  This means that, compared to issuers of higher rated securities, issuers of medium and lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal.  The market values of medium- and lower-rated securities tend to be more sensitive to company-specific developments and changes in economic conditions than higher-rated securities.  The companies that issue these securities often are highly leveraged, and their ability to service their debt obligations during an economic downturn or periods of rising interest rates may be impaired.  In addition, these companies may not have access to more traditional methods of financing, and may be unable to repay debt at maturity by refinancing.  The risk of loss due to default in payment of interest or principal by these issuers is significantly greater than with higher-rated securities because medium- and lower-rated securities generally are less likely to be secured and subordinated to senior debt.  Default, or the market's perception that an issuer is likely to default, could reduce the value and liquidity of securities held by the Fund, thereby reducing the value of your investment in Fund shares.  In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Equity Market Risk.  Equity markets can be volatile. In other words, the prices of equity securities can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.  The Fund's investments may decline in value if the equity markets perform poorly.  There is also a risk that the Fund's investments will underperform either the securities markets generally or particular segments of the securities markets.

Foreign Risk.  Investments in securities of foreign issuers are subject to currency risk and country-specific risks such as political, diplomatic, regional conflicts, terrorism, war, social and economic instability and policies that have the effect of decreasing the value of foreign securities.  Foreign countries may be subject to different trading settlement practices, less government supervision, less publicly available information, limited trading markets and greater volatility than U.S. investments.

Interest Rate Risk. (Balanced Fund only)  Fixed income securities have varying levels of sensitivity to changes in interest rates. In general, the price of a fixed income security may fall when interest rates rise. Securities with longer maturities may be more sensitive to interest rate changes. Certain corporate bonds may be significantly affected by changes in interest rates.  Because zero coupon securities do not make interest payments, they are considered more volatile than bonds making periodic payments. When interest rates rise, zero coupon securities are likely to fall more sharply than interest paying bonds.

Issuer-Specific Risk.  The price of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The price of securities of smaller issuers can be more volatile than those of larger issuers. The price of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

Limited History of Operations Risk.  Each Fund is a new mutual fund and has a limited history of operation.  In addition, the adviser has not previously managed a mutual fund. Mutual funds and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the adviser's management of individual and institutional accounts.

Management Risk.  The adviser's judgments about the attractiveness and potential appreciation of a security may prove to be inaccurate and may not produce the desired results.  Additionally, the adviser's reliance on investment strategy judgments about the growth potential of particular companies or the relative value of particular securities may prove to be incorrect or inconsistent with the overall market's assessment of these characteristics, which may result in lower than expected returns. The adviser's investment style may subject a Fund to certain risks.  A portfolio company's earnings growth may not increase as much as the adviser assumes it will.  Even if a portfolio company's earnings grow as the adviser expects, there may not be a corresponding increase in the portfolio company's share value.  Also, the adviser's determination of reasonable valuation for a portfolio security may be incorrect.  Additionally, the adviser's assessment of the credit quality of an issuer may prove incorrect, subjecting a Fund to high default risk.  Consequently, a Fund may pay more for a portfolio security than it is worth.

Natural Resource Risk.  (Natural Resources Fund only) The Fund's exposure to companies primarily engaged in the natural resource markets may subject the Fund to greater volatility than investments in traditional securities. Natural resource companies may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.  Economic forces, including forces affecting the agricultural commodity, energy and mining markets, as well as government policies and regulations affecting the extraction and production of natural resources could adversely affect the Fund's portfolio companies and, thus, the Fund's returns.  Governmental policies affecting the natural resources industries, such as taxes, tariffs, duties, subsidies and import and export restrictions on commodities and commodity products, can influence industry profitability and the volume and types of exports. In addition, the Fund's portfolio companies must comply with a broad range of environmental laws and regulations.  Additional or more stringent environmental laws and regulations may be enacted in the future and such changes could have a material adverse effect on the business of the Fund's portfolio companies.

No History of Mutual Fund Management.  The Funds' adviser has not previously managed a mutual fund.  Mutual funds and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the adviser's management of individual and institutional accounts.  As a result, investors cannot judge the adviser by its track record of managing a mutual fund and the adviser may not achieve the intended result in managing a Fund.

Small and Medium Capitalization Company Risk.  The value of small or medium capitalization company securities may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.  Companies with small and medium size market capitalization often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  Investing in lesser-known, small and medium capitalization companies involves greater risk of volatility of a Fund's net asset value than is customarily associated with larger, more established companies.  Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.  Small cap companies may be subject to more pronounced versions of the risks described because of their smaller size.

Temporary Investments:  To respond to adverse market, economic, political or other conditions, each Fund may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments.  These short-term debt securities and money market instruments include: shares of money market mutual funds, commercial paper, certificates of deposit, bankers' acceptances, U.S. Government securities and repurchase agreements.  While a Fund is in a defensive position, the opportunity to achieve its investment objective will be limited.  Furthermore, to the extent that a Fund invests in money market mutual funds for cash positions, there will be some duplication of expenses because the Fund pays its pro-rata portion of such money market funds' advisory fees and operational fees.  Each Fund may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Portfolio Holdings Disclosure:  A description of the Funds' policies regarding the release of portfolio holdings information is available in the Funds' Statement of Additional Information.

MANAGEMENT

Investment Adviser:  Ascendant Advisors, LLC, located at Four Oaks Place, 1330 Post Oak Blvd., Suite 1550, Houston, TX 77056, serves as investment adviser to the Funds.  The adviser was originally formed in 1970 and has operated continuously as a registered investment adviser since its inception.  In 2009, the adviser was acquired by its current management and a group of investors, converted to a LLC and renamed Ascendant Advisors, LLC.  Subject to the authority of the Funds' Board of Trustees and pursuant to an investment advisory agreement, on behalf of each Fund, the adviser provides the Funds with a program of continuous management and supervision of the Funds' assets, including developing the composition of each Fund's portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities.  The adviser is also responsible for the selection of broker-dealers through which the Funds execute portfolio transactions, subject to the brokerage policies established by the Board of Trustees, and it provides certain personnel to the Trust.  Pursuant to the advisory agreement, the adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.10% of the Ascendant Balanced Fund's average daily net assets, 1.15% of the Ascendant MultiCap Equity Fund's average daily net assets and 1.35% of the Ascendant Natural Resources Fund's average daily assets.

The Funds' adviser has contractually agreed to reduce its fees and/or absorb expenses of the Funds, until at least October 31, 2012, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which a Fund may invest, or extraordinary expenses such as litigation) will not exceed the following levels of the daily average net assets attributable to each of the Class of shares, respectively; subject to possible recoupment from the respective Fund and Class in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the following expense limits.

Fund	Class A	Class C	Class I
Ascendant Balanced	2.35%	3.10%	2.10%
Ascendant Natural Resources	2.60%	3.35%	2.35%
Ascendant MultiCap Equity	2.40%	3.15%	2.15%

Fee waiver and reimbursement arrangements can decrease a Fund's expenses and boost its performance.  This agreement may be terminated only by the Funds' Board of Trustees, on 60 days written notice to the adviser.  A discussion regarding the basis for the Board of Trustees' approval of the advisory agreement will be available in the Funds' first annual or semi-annual shareholder report.

Portfolio Manager

Todd Smurl, CFA

President

Mr. Smurl has more then 20 years of investment experience and has served as President of the adviser and a member of its Investment Committee since December, 2010. Previously, Mr. Smurl founded Consilium Wealth Consulting, a professional services firm targeting the wealth management industry, where he served from January, 2007 to December, 2010.  Prior to Consilium, Mr. Smurl was an Executive Vice President and Managing Director of Compass Bank Wealth Management Division, overseeing approximately $4 Billion of assets under management.  Prior to joining Compass, Mr. Smurl was a Senior Vice President with the Private Bank at Bank of America, holding several positions including Director of Alternative Investments, Regional Investment Strategist and Portfolio Manager.  Mr. Smurl holds degrees from University of Arkansas at Little Rock (MBA) and the University of Central Arkansas (BBA).  Mr. Smurl also holds the Chartered Financial Analyst (CFA) designation.

The portfolio manager is supported by the Adviser’s Investment Committee and other senior personnel.  Information about these other personnel is presented below.

J. Philip Ferguson, Non-Executive Chairman of the Adviser’s Investment Committee.  Former Chief Investment Officer of Invesco/AIM, where he oversaw more then $100 Billion of equity and fixed income assets and an investment staff of 90 professionals.  Currently Vice Chairman of the  University of Texas Investment Management Company (UTIMCO).  University of Texas Law School (JD), Texas Christian University (BBA) and City of London College (International and Comparative Law).

Katherine Ensor, PhD, Consultant,Quantitative Research.  Currently Chair of Department of Statistics at Rice University and Founder and Director of the Center for Computational Finance and Economic Systems (CoFES) at Rice University.  Texas A&M University (PhD Statistics) and Arkansas State University (BSE Mathematics).

James H. Lee, President, Ascendant Advisors Group, LLC and Member, Investment Committee. Founder and Former President of Momentum Securities, LLC.  E&Y Entrepreneur of the Year 2001. Former Chairman of the Board of Trustees,  Teachers Retirement System of Texas. Former Trustee,  Texas Growth Fund. The First Boston Corporation M&A Group. University of Texas at Austin (MBA), University of Texas at Austin (BBA, Finance), London Business School (Executive Hedge Fund Program).

Truett Majors, PhD, Vice President, Quantitative Research.  Formerly worked in similar capacity at Seager Capital Group, MSD Capital L.P. and HBK Holdings.  University of Texas at Austin (PhD Physics and BS Physics).

James Walker, Member, Investment Committee. Portfolio Manager with Ascendant Advisors, LLC since 1990.  Southern Methodist University (MBA), Rice University (BA, Physics).

Paul Wigdor, Managing Director, Ascendant Funds.  Former President, Superfund USA, Managing Director, Pershing LLC and Associate Director, Bear, Stearns & Co. SEC Honors Program, US Securities and Exchange Commission.  Brandeis University (BA) and Fordham University School of Law (JD).

HOW SHARES ARE PRICED

The net asset value ("NAV") and offering price (NAV plus any applicable sales charges) of each class of shares is determined at 4:0y the New York Stock Exchange ("NYSE") is open for business.  NAV is computed for each Fund by determining, on a per class basis, the aggregate market value of all assets of the Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV).  The NYSE is closed on weekends and New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  The NAV takes into account0n a per class basis, the expenses and fees of the Fund, including management, administration, and distribution fees (if any), which are accrued daily.  The determination of NAV for a share class for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by a Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, each Fund's securities are valued each day at the last quoted sales price on each security's primary exchange.  Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.  If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the adviser in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used.  In these cases, a Fund's NAV will reflect certain portfolio securities' fair value rather than their market price.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available.

Each Fund may use independent pricing services to assist in calculating the value of the Fund's securities.  In addition, market prices for foreign securities are not determined at the same time of day as the NAV for a Fund.  Because the Funds may invest in portfolio securities primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Funds do not price their shares, the value of some of a Fund's portfolio securities may change on days when you may not be able to buy or sell Fund shares.  In computing the NAV, each Fund values foreign-traded securities, if any, held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE.  Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates.  If events materially affecting the value of a security in a Fund's portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before the Fund prices its shares, the security will be valued at fair value.  For example, if trading in a portfolio security is halted and does not resume before a Fund calculates its NAV, the adviser may need to price the security using the Fund's fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of a Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short term traders.  The determination of fair value involves subjective judgments.  As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value, or from the price that may be realized upon the actual sale of the security.

With respect to any portion of each Fund's assets that are invested in one or more open-end management investment companies registered under the 1940 Act, each Fund's net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

HOW TO PURCHASE SHARES

Share Classes

This Prospectus describes 3 classes of shares offered by the Funds: Class A, Class C and Class I.  The Funds offer these classes of shares so that you can choose the class that best suits your investment needs.  Refer to the information below so that you can choose the class that best suits your investment needs.  The main differences between each class are sales charges, ongoing fees and minimum investment.  For information on ongoing distribution fees, see Distribution Fees on page 32 of this Prospectus.  Each class of shares in a Fund represents interest in the same portfolio of investments within the Fund.  There is no investment minimum on reinvested distributions and the Funds may change investment minimums at any time. Each Fund reserves the right to waive sales charges, as described below, and investment minimums.  Not all share classes may be available for purchase in all states.

Class A Shares

Class A shares are offered at their public offering price, which is NAV plus the applicable sales charge and is subject to 12b-1 distribution fees of up to 0.25% of the average daily net assets of Class A shares.  The minimum initial investment in Class A shares of the Funds is $1,000 for all accounts.  The minimum subsequent investment in Class A shares of the Funds is $100 for all accounts.  The sales charge varies, depending on how much you invest.  There are no sales charges on reinvested distributions.  The following sales charges, which may be waived in a Fund's or the adviser's discretion as described below, apply to your purchases of Class A shares of the Funds:

Amount Invested	Sales Charge as a % of Offering Price	Sales Charge as a % of Amount Invested	Dealer Reallowance
Under $25,000	5.75%	6.10%	5.00%
$25,000 to $49,999	5.00%	5.26%	4.25%
$50,000 to $99,999	4.75%	4.99%	4.00%
$100,000 to $249,999	3.75%	3.83%	3.25%
$250,000 to $499,999	2.50%	2.56%	2.00%
$500,000 to $999,999	2.00%	2.04%	1.75%
$1,000,000 and above	0.00%	0.00%	See below

A selling broker may receive commissions on purchases of Class A shares over $1 million calculated as follows: 1.00% on purchases between $1 million and $3 million, 0.50% on amounts over $3 million but less than $5 million, 0.25% on amounts over $5 million. The commission rate is determined based on the purchase amount combined with the current market value of existing investments in Class A shares.

As shown, investors that purchase $1,000,000 or more of a Fund's Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge ("CDSC") on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed.

How to Reduce Your Sales Charge

You may be eligible to purchase Class A shares at a reduced sales charge. To qualify for these reductions, you must notify the Funds' distributor, Northern Lights Distributors, LLC (the "distributor"), in writing and supply your account number at the time of purchase.  You may combine your purchase with those of your "immediate family" (your spouse and your children under the age of 21) for purposes of determining eligibility.  If applicable, you will need to provide the account numbers of your spouse and your minor children as well as the ages of your minor children.

Rights of Accumulation: To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you may combine your new purchases of Class A shares with Class A shares of a Fund that you already own. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other Class A shares that you own. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares.

Shares of a Fund held as follows cannot be combined with your current purchase for purposes of reduced sales charges:

•

Shares held indirectly through financial intermediaries other than your current purchase broker-dealer (for example, a different broker-dealer, a bank, a separate insurance company account or an investment advisor);

•

Shares held through an administrator or trustee/custodian of an Employer Sponsored Retirement Plan (for example, a 401(k) plan) other than employer-sponsored IRAs;

•

Shares held directly in a Fund account on which the broker-dealer (financial advisor) of record is different than your current purchase broker-dealer.

Letter of Intent: Under a Letter of Intent ("LOI"), you commit to purchase a specified dollar amount of Class A shares of a Fund, with a minimum of $25,000, during a 13-month period. At your written request, Class A shares purchases made during the previous 90 days may be included.  The amount you agree to purchase determines the initial sales charge you pay.  If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.  You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI.  The LOI does, however, authorize a Fund to hold in escrow 5% of the total amount you intend to purchase.  If you do not complete the total intended purchase at the end of the 13 month period, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

Repurchase of Class A Shares: If you have redeemed Class A shares of a Fund within the past 120 days, you may repurchase an equivalent amount of Class A shares of the Fund at NAV, without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem, without repaying the front-end sales charge. You may exercise this privilege only once and must notify the Fund that you intend to do so in writing. The Fund must receive your purchase order within 120 days of your redemption. Note that if you reacquire shares through separate installments (e.g., through monthly or quarterly repurchases), the sales charge waiver will only apply to those portions of your repurchase order received within 120 days of your redemption.

Sales Charge Waivers

The sales charge on purchases of Class A shares is waived for certain types of investors, including:

•

Current and retired directors and officers of a Fund sponsored by the adviser or any of its subsidiaries, their families (e.g., spouse, children, mother or father) and any purchases referred through the adviser.

•

Employees of the adviser and their families, or any full-time employee or registered representative of the distributor or of broker-dealers having dealer agreements with the distributor (a "Selling Broker") and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

•

Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of a Fund's shares and their immediate families.

•

Participants in certain "wrap-fee" or asset allocation programs or other fee-based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the distributor.

•

Clients of financial intermediaries that have entered into arrangements with the distributor providing for the shares to be used in particular investment products made available to such clients and for which such registered investment advisors may charge a separate fee.

•

Institutional investors (which may include bank trust departments and registered investment advisors).

•

Any accounts established on behalf of registered investment advisors or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the distributor.

•

Separate accounts used to fund certain unregistered variable annuity contracts or Section 403(b) or 401(a) or (k) accounts.

•

Employer-sponsored retirement or benefit plans with total plan assets in excess of $5 million where the plan's investments in a Fund are part of an omnibus account. A minimum initial investment of $1 million in a Fund is required. The distributor in its sole discretion may waive these minimum dollar requirements.

The Funds do not waive sales charges for the reinvestment of proceeds from the sale of shares of a different fund where those shares were subject to a front-end sales charge (sometimes called an "NAV transfer").

Class C Shares

Class C shares of the Funds are offered at their NAV without an initial sales charge.  This means that 100% of your initial investment is placed into shares of a Fund.  Class C shares pay up to 1.00% on an annualized basis of the average daily net assets as reimbursement or compensation for service and distribution-related activities with respect to a Fund and/or shareholder services.  Over time, fees paid under this distribution and service plan will increase the cost of a Class C shareholder's investment and may cost more than other types of sales charges.  The minimum initial investment in the Class C shares is $1,000 and the minimum subsequent investment is $100.

Class I Shares

Class I shares of the Funds are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A and Class C shares. This means that 100% of your initial investment is placed into shares of a Fund.  Class I shares require a minimum initial investment of $1,000,000 and the minimum subsequent investment is $25,000.

Factors to Consider When Choosing a Share Class:  When deciding which class of shares of a Fund to purchase, you should consider your investment goals, present and future amounts you may invest in the Fund, and the length of time you intend to hold your shares.  To help you make a determination as to which class of shares to buy, please refer back to the examples of a Fund's expenses over time in the Fees and Expenses of the Fund section for each Fund in this Prospectus.  You also may wish to consult with your financial adviser for advice with regard to which share class would be most appropriate for you.

Purchasing Shares:  You may purchase shares of a Fund by sending a completed application form to the following address:

Regular/Express/Overnight Mail
Ascendant Balanced Fund Ascendant Natural Resources Fund Ascendant MultiCap Equity Fund c/o Gemini Fund Services, LLC 4020 South 147th Street, Suite 2 Omaha, Nebraska 68137

The USA PATRIOT Act requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts.  As requested on the Application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing a P.O. Box will not be accepted.  This information will assist the Funds in verifying your identity.  Until such verification is made, the Funds may temporarily limit additional share purchases.  In addition, the Fund may limit additional share purchases or close an account if it is unable to verify a shareholder's identity.  As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

Purchase through Brokers:  You may invest in the Funds through brokers or agents who have entered into selling agreements with the Funds' distributor.  The brokers and agents are authorized to receive purchase and redemption orders on behalf of the Funds.  The Funds will be deemed to have received a purchase or redemption order when an authorized broker or its designee receives the order.  The broker or agent may set their own initial and subsequent investment minimums.  You may be charged a fee if you use a broker or agent to buy or redeem shares of the Funds.  Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from the Funds.  You should carefully read the program materials provided to you by your servicing agent.

Purchase by Wire:  If you wish to wire money to make an investment in the Funds, please call the Funds at 1-855-527-2363 for wiring instructions and to notify the Funds that a wire transfer is coming.  Any commercial bank can transfer same-day funds via wire. The Funds will normally accept wired funds for investment on the day received if they are received by the Funds' designated bank before the close of regular trading on the NYSE. Your bank may charge you a fee for wiring same-day funds.

Automatic Investment Plan:  You may participate in the Funds' Automatic Investment Plan, an investment plan that automatically moves money from your bank account and invests it in the Fund through the use of electronic funds transfers or automatic bank drafts.  You may elect to make subsequent investments by transfers of a minimum of $100 on specified days of each month into your established Fund account.  Please contact the Funds at 1-855-527-2363 for more information about the Funds' Automatic Investment Plan.

The Funds, however, reserves the right, in their sole discretion, to reject any application to purchase shares.  Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, thrift institutions, or credit union in U.S. funds for the full amount of the shares to be purchased.  After you open an account, you may purchase additional shares by sending a check together with written instructions stating the name(s) on the account and the account number, to the above address.  Make all checks payable to the appropriate Fund, e.g. "Ascendant Balanced Fund."  The Funds will not accept payment in cash, including cashier's checks or money orders.  Also, to prevent check fraud, the Funds will not accept third party checks, U.S. Treasury checks, credit card checks or starter checks for the purchase of shares.

Note:  Gemini Fund Services, LLC, the Funds' Transfer Agent, will charge a $25 fee against a shareholder's account, in addition to any loss sustained by the Fund, for any check returned to the transfer agent for insufficient funds.

When Order is Processed:  All shares will be purchased at the NAV per share (plus applicable sales charges, if any) next determined after a Fund receives your application or request in good order.  All requests received in good order by the Fund before 4:00 p.m. (Eastern Time) will be processed on that same day.  Requests received after 4:00 p.m. will be processed on the next business day.

Good Order:  When making a purchase request, make sure your request is in good order.  "Good order" means your purchase request includes:

•

the name of the Fund and share class

•

the dollar amount of shares to be purchased

•

a completed purchase application or investment stub

•

check payable to the "Ascendant Balanced Fund," or "Ascendant Natural Resources Fund," or "Ascendant MultiCap Equity Fund"

Retirement Plans:  You may purchase shares of the Funds for your individual retirement plans.  Please call the Fund at 1-855-527-2363 for the most current listing and appropriate disclosure documentation on how to open a retirement account.

Subsequent Purchases by Internet:  For complete information regarding Internet transactions, please see the section entitled "Transactions Through www. ascendantfunds.com".

HOW TO REDEEM SHARES

Redeeming Shares: You may redeem all or any portion of the shares credited to your account by submitting a written request for redemption to:

Regular/Express/Overnight Mail
Ascendant Balanced Fund Ascendant Natural Resources Fund Ascendant MultiCap Equity Fund c/o Gemini Fund Services, LLC 4020 South 147th Street, Suite 2 Omaha, Nebraska 68137

Redemptions by Telephone:  The telephone redemption privilege is automatically available to all new accounts except retirement accounts.  If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to the Fund and instruct it to remove this privilege from your account.

The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in a bank or brokerage firm in the United States as designated on your application.  To redeem by telephone, call 1-855-527-2363. The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of your telephone instructions.  IRA accounts are not redeemable by telephone.

The Funds reserve the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days.  Neither the Funds, the Transfer Agent, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions and you will be required to bear the risk of any such loss.  The Funds or the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine.  If the Funds and/or the Transfer Agent do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions.  These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

Redemptions through Broker:  If shares of a Fund are held by a broker-dealer, financial institution or other servicing agent, you must contact that servicing agent to redeem shares of the Fund.  The servicing agent may charge a fee for this service.

Redemptions by Wire:  You may request that your redemption proceeds be wired directly to your bank account. The Funds' Transfer Agent imposes a $15 fee for each wire redemption and deducts the fee directly from your account. Your bank may also impose a fee for the incoming wire.

Automatic Withdrawal Plan: If your individual account, IRA or other qualified plan account has a current account value of at least $50,000, you may participate in the Fund's Automatic Withdrawal Plan, an investment plan that automatically moves money to your bank account from the Fund through the use of electronic funds transfers. You may elect to make subsequent withdrawals by transfers of a minimum of $500 on specified days of each month into your established bank account. Please contact the Fund at 1-855-527-2363 for more information about the Fund's Automatic Withdrawal Plan.

When Redemptions are Sent:  Once a Fund receives your redemption request in "good order" as described below, it will issue a check based on the next determined NAV following your redemption request.  The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of a request in "good order." If you purchase shares using a check and soon after request a redemption, your redemption proceeds will not be sent until the check used for your purchase has cleared your bank (usually within 10 days of the purchase date).

Good Order:

 Your redemption request will be processed if it is in "good order."  To be in good order, the following conditions must be satisfied:

·

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The request should be in writing, unless redeeming by telephone, indicating the number of shares or dollar amount to be redeemed,·

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The request must identify your account number, ·

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The request should be signed by you and any other person listed on the account, exactly as the shares are registered, and·

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If you request that the redemption proceeds be sent to a person, bank or an address other than that of record or paid to someone other than the record owner(s), or if the address was changed within the last 30 days, or if the proceeds of a requested redemption exceed $50,000, the signature(s) on the request must be medallion signature guaranteed by an eligible signature guarantor.

When You Need Medallion Signature Guarantees:  If you wish to change the bank or brokerage account that you have designated on your account, you may do so at any time by writing to a Fund with your signature guaranteed.  A medallion signature guarantee assures that a signature is genuine and protects you from unauthorized account transfers.  You will need your signature guaranteed if:

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you request a redemption to be made payable to a person not on record with the Funds;

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you request that a redemption be mailed to an address other than that on record with the Funds;

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the proceeds of a requested redemption exceed $50,000;

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any redemption is transmitted by federal wire transfer to a bank other than the bank of record; or

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your address was changed within 30 days of your redemption request.

Signatures may be guaranteed by any eligible guarantor institution (including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations).  Further documentation will be required to change the designated account if shares are held by a corporation, fiduciary or other organization.  A notary public cannot guarantee signatures.

Retirement Plans:  If you own an IRA or other retirement plan, you must indicate on your redemption request whether the Fund should withhold federal income tax.  Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to withholding.

Redemption Fee: For shares held less than 30 days, the Fund will deduct a 2% redemption fee on your redemption amount if you sell your shares. Shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The redemption fee does not apply to shares that were acquired through reinvestment of distributions. Shares held 30 days or more are not subject to the 2% fee.

Redemption fees are paid to the Fund directly and are designed to offset costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading.

Low Balances:  If at any time your account balance in a Fund falls below the following amounts per share class

Class	A	C	I
Minimum	$1,000	$1,000	$1,000,000

the Fund may notify you that, unless the account is brought up to at least the per-class minimum within 60 days of the notice; your account could be closed.  After the notice period, a Fund may redeem all of your shares and close your account by sending you a check to the address of record.  Your account will not be closed if the account balance drops below the per-class minimum due to a decline in NAV.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Funds discourages and does not accommodate market timing. Frequent trading into and out of a Fund can harm all Fund shareholders by disrupting the Fund's investment strategies, increasing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. The Funds are designed for long-term investors and not intended for market timing or other disruptive trading activities. Accordingly, the Funds' Board of Trustees has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Fund investments as their financial needs or circumstances change. The Funds currently use several methods to reduce the risk of market timing. These methods include:

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Committing staff to review, on a continuing basis, recent trading activity in order to identify trading activity that may be contrary to the Funds' "Market Timing Trading Policy;"

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Rejecting or limiting specific purchase requests;

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Rejecting purchase requests from certain investors; and

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Charging a redemption fee.

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Funds seek to make judgments and applications that are consistent with the interests of each Fund's shareholders.

Based on the frequency of redemptions in your account, the adviser or Transfer Agent may in its sole discretion determine that your trading activity is detrimental to a Fund as described in the Funds' Market Timing Trading Policy and elect to (i) reject or limit the amount, number, frequency or method for requesting future purchases into a Fund and/or (ii) reject or limit the amount, number, frequency or method for requesting future exchanges or redemptions out of the Fund.

The Funds reserve the right to reject or restrict purchase requests for any reason, particularly when the shareholder's trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Funds nor the adviser will be liable for any losses resulting from rejected purchase orders. The adviser may also bar an investor who has violated these policies (and the investor's financial advisor) from opening new accounts with the Funds.

Although the Funds attempt to limit disruptive trading activities, some investors use a variety of strategies to hide their identities and their trading practices. There can be no guarantee that the Funds will be able to identify or limit these activities. Omnibus account arrangements are common forms of holding shares of the Funds.  While the Funds will encourage financial intermediaries to apply the Funds' Market Timing Trading Policy to their customers who invest indirectly in the Funds, the Funds are limited in their ability to monitor the trading activity or enforce the Funds' Market Timing Trading Policy with respect to customers of financial intermediaries. For example, should it occur, the Funds may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Funds' Market Timing Trading Policy to their customers through such methods as implementing short-term trading limitations or restrictions and monitoring trading activity for what might be market timing, the Funds may not be able to determine whether trading by customers of financial intermediaries is contrary to the Funds' Market Timing Trading Policy. Brokers maintaining omnibus accounts with the Funds have agreed to provide shareholder transaction information to the extent known to the broker to the Funds upon request. If the Funds or the Transfer Agent or shareholder servicing agent suspects there is market timing activity in the account, the Funds will seek full cooperation from the service provider maintaining the account to identify the underlying participant. At the request of the adviser, the service providers may take immediate action to stop any further short-term trading by such participants.

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

Any sale or exchange of a Fund's shares may generate tax liability (unless you are a tax-exempt investor or your investment is in a qualified retirement account).  When you redeem your shares, you may realize a taxable gain or loss.  This is measured by the difference between the proceeds of the sale and the tax basis for the shares you sold.  (To aid in computing your tax basis, you generally should retain your account statements for the period that you hold shares in the Funds.)

The Funds intend to distribute substantially all of its net investment income at least annually and net capital gains annually.  Both distributions will be reinvested in shares of the respective Fund unless you elect to receive cash.  Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are taxable to investors as ordinary income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares.  Any dividends or capital gain distributions you receive from a Fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.  Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January.  Each year the Funds will inform you of the amount and type of your distributions.  IRAs and other qualified retirement plans are exempt from federal income taxation until retirement proceeds are paid out to the participant.

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes.  A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS.  If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Funds to withhold a percentage of any dividend, redemption or exchange proceeds.  The Funds reserve the right to reject any application that does not include a certified social security or taxpayer identification number.  If you do not have a social security number, you should indicate on the purchase form that your application to obtain a number is pending.  The Funds are required to withhold taxes if a number is not delivered to the Funds within seven days.

This summary is not intended to be and should not be construed to be legal or tax advice.  You should consult your own tax advisors to determine the tax consequences of owning a Fund's shares.

DISTRIBUTION OF SHARES

DISTRIBUTOR:  Northern Lights Distributors, LLC, 4020 South 147th Street, Omaha, Nebraska 68137, is the distributor for the shares of the Funds.  Northern Lights Distributors, LLC is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. ("FINRA").  Shares of the Fund are offered on a continuous basis.

Distribution Fees:  Each Fund has adopted a Distribution Plan ("12b-1 Plan" or "Plan"), pursuant to which the Fund pays the Fund's distributor an annual fee for distribution and shareholder servicing expenses as indicated in the following table of the Fund's average daily net assets attributable to the respective class of shares.

Class	A	C
12b-1 Fee	0.25%	1.00%

Each Fund's distributor and other entities are paid under the Plan for services provided and the expenses borne by the distributor and others in the distribution of Fund shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of a Fund's shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials.  In addition, the distributor or other entities may utilize fees paid pursuant to the Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any un-reimbursed expenses.

ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES:  The Funds' distributor, its affiliates, and the Funds' adviser and its affiliates may, at their own expense and out of their own assets including their legitimate profits from Fund-related activities, provide additional cash payments to financial intermediaries who sell shares of a Fund.  Financial intermediaries include brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others.  These payments may be in addition to the Rule 12b-1 fees and any sales charges that are disclosed elsewhere in this Prospectus.  These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support.  Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of a Fund on a sales list, including a preferred or select sales list, or other sales programs.  These payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders.  The distributor may, from time to time, provide promotional incentives to certain investment firms.  Such incentives may, at the distributor's discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional compensation.

HOUSEHOLDING:  To reduce expenses, the Funds mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Funds at 1-855-527-2363 on days the Funds are open for business or contact your financial institution.  The Funds will begin sending you individual copies thirty days after receiving your request.

FINANCIAL HIGHLIGHTS

Because the Funds have only recently commenced investment operations, no financial highlights are available for the Funds at this time.  In the future, financial highlights will be presented in this section of the Prospectus.

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Funds are committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, each Fund believes that you should be aware of policies to protect the confidentiality of that information.

A Fund collects the following nonpublic personal information about you:

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Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Funds do not disclose any nonpublic personal information about our current or former shareholders to affiliated or nonaffiliated third parties, except as permitted by law.  For example, the Funds are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.

Furthermore, the Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Funds maintain physical, electronic, and procedural safeguards that comply with applicable federal and state standards to guard your nonpublic personal information.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with affiliated or non-affiliated third parties.

Ascendant Balanced Fund

Ascendant Natural Resources Fund

Ascendant MultiCap Equity Fund

Adviser	Ascendant Advisors, LLC Four Oaks Place 1330 Post Oaks Blvd., Suite 1550 Houston, TX 77056	Distributor	Northern Lights Distributors, LLC 4020 South 147th Street Omaha, NE 68137
Independent Registered Public Accountant	BBD, LLP 1835 Market Street, 26th Floor Philadelphia, PA 19103	Legal Counsel	Thompson Hine, LLP 312 Walnut Street, 14th Floor Cincinnati, OH 45202
Custodian	Union Bank, National Association 350 California Street, 6th floor San Francisco, California 94104	Transfer Agent	Gemini Fund Services, LLC 4020 South 147th Street, Suite 2 Omaha, NE 68137

Additional information about the Funds is included in the Funds' Statement of Additional Information dated June 15, 2011 (the "SAI").  The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus).  The SAI provides more details about each Fund's policies and management.  Additional information about each Fund's investments will also be available in the Funds' Annual and Semi-Annual Reports to Shareholders.  In the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

To obtain a free copy of the SAI and, when issued, the Annual and Semi-Annual Reports to Shareholders, or other information about the Funds, or to make shareholder inquiries about the Funds, please call 1-855-527-2363 or visit www.ascendantfunds.com.  You may also write to:

Ascendant Balanced Fund

Ascendant Natural Resources Fund

Ascendant MultiCap Equity Fund

c/o Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, Nebraska 68137

You may review and obtain copies of the Fund's information at the SEC Public Reference Room in Washington, D.C.  Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.

Investment Company Act File # 811-21720